                           SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                                                  OF EACH OF THE LISTED FUNDS:

                                                         ---------------------


Cash Account Trust                           DWS Equity Partners Fund                    DWS Mid Cap Growth Fund
    Government and Agency Securities         DWS Europe Equity Fund                      DWS Money Market Prime Series
    Portfolio                                DWS Floating Rate Plus Fund                 DWS Money Market Series
    Money Market Portfolio                   DWS Global Bond Fund                        DWS New York Tax-Free Income Fund
    Tax-Exempt Portfolio                     DWS Global Opportunities Fund               DWS RREEF Global Infrastructure Fund
Cash Management Fund Institutional           DWS Global Thematic Fund                    DWS RREEF Global Real Estate Securities
Cash Reserve Fund, Inc.                      DWS GNMA Fund                                   Fund
    Prime Series                             DWS Gold & Precious Metals Fund             DWS RREEF Real Estate Securities Fund
Cash Reserves Fund Institutional             DWS Growth & Income Fund                    DWS S&P 500 Index Fund
DWS Alternative Asset Allocation Plus Fund   DWS Health Care Fund                        DWS Short Duration Fund
DWS Balanced Fund                            DWS High Income Fund                        DWS Short Duration Plus Fund
DWS Blue Chip Fund                           DWS High Income Plus Fund                   DWS Short-Term Municipal Bond Fund
DWS California Tax-Free Income Fund          DWS Inflation Protected Plus Fund           DWS Small Cap Core Fund
DWS Capital Growth Fund                      DWS Intermediate Tax/AMT Free Fund          DWS Small Cap Growth Fund
DWS Climate Change Fund                      DWS International Fund                      DWS Strategic Government Securities Fund
DWS Commodity Securities Fund                DWS International Select Equity Fund        DWS Strategic High Yield Tax-Free Fund
DWS Communications Fund                      DWS International Value Opportunities Fund  DWS Strategic Income Fund
DWS Core Fixed Income Fund                   DWS Japan Equity Fund                       DWS Target 2010 Fund
DWS Core Plus Allocation Fund                DWS Large Cap Value Fund                    DWS Target 2011 Fund
DWS Core Plus Income Fund                    DWS Large Company Growth Fund               DWS Target 2012 Fund
DWS Disciplined Long/Short Growth Fund       DWS Latin America Equity Fund               DWS Target 2013 Fund
DWS Disciplined Long/Short Value Fund        DWS LifeCompass 2015 Fund                   DWS Target 2014 Fund
DWS Disciplined Market Neutral Fund          DWS LifeCompass 2020 Fund                   DWS Technology Fund
DWS Dreman Concentrated Value Fund           DWS LifeCompass 2030 Fund                   DWS U.S. Bond Index Fund
DWS Dreman High Return Equity Fund           DWS LifeCompass 2040 Fund                   DWS Value Builder Fund
DWS Dreman Mid Cap Value Fund                DWS LifeCompass Income Fund                 Investors Cash Trust
DWS Dreman Small Cap Value Fund              DWS LifeCompass Protect Fund                    Treasury Portfolio
DWS EAFE(R) Equity Index Fund                  DWS LifeCompass Retirement Fund             NY Tax Free Money Fund
DWS Emerging Markets Equity Fund             DWS Lifecycle Long Range Fund               Tax Free Money Fund Investment
DWS Emerging Markets Fixed Income Fund       DWS Managed Municipal Bond Fund             Tax-Exempt California Money Market Fund
DWS Enhanced S&P 500 Index Fund              DWS Massachusetts Tax-Free Fund
DWS Equity 500 Index Fund                    DWS Micro Cap Fund
DWS Equity Income Fund

--------------------------------------------------------------------------------

The following information replaces similar disclosure under "Revenue Sharing" in the "Purchase and Redemption of Shares" section of each Fund's/Portfolio's Statements of Additional Information:


Revenue Sharing

In light of recent regulatory developments, the Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of investors and Fund shares ("revenue sharing").

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each Fund, to financial advisors in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency/networking fees payable by each Fund (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of FINRA or other concessions described in the fee table or elsewhere in the Prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing each Fund with "shelf space" or access to a third party platform or fund offering list, or other marketing programs
including,   without  limitation,   inclusion  of  each  Fund  on
preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each Fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares, or the retention and/or servicing of investors, to financial advisors in amounts that generally range from .01% up to .50% of assets of the Fund serviced and maintained by the financial advisor, .05% to ..25% of sales of the Fund attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of this Fund or of any particular share class of the Fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of this Fund.

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

As of the date hereof, each Fund has been advised that the Advisor, the Distributor and their affiliates expect that the following firms will receive revenue sharing payments at different points during the coming year as described above:

Channel: Broker-Dealers and Financial Advisors
AIG Advisors Group
Ameriprise
Cadaret, Grant & Co. Inc.
Capital Analyst, Incorporated
Citigroup Global Markets, Inc. (dba Smith Barney)
Commonwealth Equity Services, LLP (dba Commonwealth Financial Network) Deutsche Bank Group
Ensemble Financial Services
First Clearing/Wachovia Securities
Fiserv Trust Company
HD Vest Investment Securities, Inc.
ING Group
John Hancock Distributors LLC
LPL Financial
M.L. Stern & Co.
Meridien Financial Group
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley
Oppenheimer & Co., Inc.
Raymond James & Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc
Securities America, Inc.
UBS Financial Services
Wachovia Securities
Wells Fargo Investments, LLC

Channel: Cash Product Platform
Allegheny Investments LTD
Bank of New York (Hare & Co.)
Bear, Stearns Securities Corp.
Brown Brothers Harriman
Brown Investment Advisory & Trust Company
Cadaret Grant & Co.
Chicago Mercantile Exchange
D.A. Davidson & Company
Deutsche Bank Group
Emmett A. Larkin Company
Fiduciary Trust Co. - International
First Southwest Company
Huntleigh Securities
Lincoln Investment Planning
LPL Financial
Mellon Financial Markets LLC
Penson Financial Services
Pershing Choice Platform
ProFunds Distributors, Inc.
Ridge Clearing & Outsourcing Solutions
Robert W. Baird & Co.
Romano Brothers and Company
SAMCO Capital Markets
Smith Moore & Company
Sungard Institutional Brokerage Inc.
US Bancorp
UBS Financial Services
William Blair & Company

Channel: Third Party Insurance Platforms
Allstate Life Insurance Company of New York
Ameritas Life Insurance Group
Annuity Investors Life Insurance Company
Columbus Life Insurance Company
Commonwealth Annuity and Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great West Life and Annuity Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
Integrity Life Insurance Company
John Hancock Life Insurance companies
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Group
MetLife Group
Minnesota Life Insurance Company
National Life Insurance Company

National Integrity Life Insurance Company
Nationwide Group
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Provident Mutual Life Insurance
Prudential Insurance Company of America
Sun Life Group
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company

Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

The Advisor, the Distributor or their affiliates may enter into additional revenue sharing arrangements or change or discontinue existing arrangements with financial advisors at any time without notice.

The prospect of receiving, or the receipt of additional compensation or promotional incentives described above by financial advisors may provide such financial advisors and/or their salespersons with an incentive to favor sales of shares of the DWS funds or a particular DWS fund over sales of shares of mutual funds (or non-mutual fund investments) with respect to which the financial advisor does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. Similarly, financial advisors may receive different compensation or incentives that may influence their recommendation of any particular share class of the Fund or of other funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your financial advisor and review your financial advisor's disclosures.

It is likely that broker-dealers that execute portfolio transactions for the Fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.












               Please Retain This Supplement for Future Reference



September 25, 2008
DMF-39XX